NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Newbuildings
Movements in the six months ended June 30, 2022 are summarized as follows:

(in thousands of $)
Balance at December 31, 2021	130,633
Additions, net	153,173
Interest capitalized	2,021
Transfer to Vessels and Equipment, net	(192,798)
Balance at June 30, 2022	93,029